GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI 53202

Phone (414) 273-3500   Fax (414) 273-5198

February 28, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:

Midwest Air Group, Inc. (Commission File No. 001-13934)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Midwest Air Group, Inc. (the “Company”), please find the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2005.  If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ C. J. Wauters

C. J. Wauters

cc:

Dennis F. Connolly